Other Assets - Summary of Other Assets (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of Other Assets [line items]
Accrued interest receivable	$ 1,292	$ 951
Gold and silver certificates	251	186
Brokers' client accounts	2,997	1,503
Current tax receivable	3,175	2,783
Other prepayments	685	697
Derivative collateral receivable	5,071	4,420
Accounts receivable	868	512
Other	582	553
Total	15,283	11,805
Other assets [member]
Disclosure of Other Assets [line items]
Defined benefit asset (Note 18)	$ 362	$ 200